Financial Risk Management - Net Gains and Losses by Category of Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income	₩ 51,686	₩ 87,692	₩ 134,664
Interest expense	(702,608)	(909,640)	(723,429)
Foreign currency differences	64,368	(857,370)	(103,882)
Reversal of bad debt expense	107	(689)	181
Gain or loss on disposal	(20,419)	(26,287)	(48,797)
Gain or loss on valuation	7,343	(8,590)	(13,274)
Gain or loss on repayment		(678)	(167)
Gain or loss on derivative	34,935	413,480	102,116
Dividend income	266
Total	(564,322)	(1,302,082)	(652,588)
Financial Assets At Amortized Cost [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income	51,420	87,510	134,388
Foreign currency differences	(367,983)	1,189,874	108,546
Reversal of bad debt expense	107	(689)	181
Gain or loss on disposal	(7,062)	(7,708)	(48,600)
Total	(323,518)	1,268,987	194,515
Financial Liabilities At Amortised Cost [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest expense	(700,214)	(906,766)	(720,086)
Foreign currency differences	454,997	(2,238,150)	(176,376)
Gain or loss on repayment		(678)	(167)
Total	(245,217)	(3,145,594)	(896,629)
Financial Assets At FVTPL [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain or loss on disposal	497	(109)	132
Gain or loss on valuation	7,343	(8,590)	(13,274)
Dividend income	266
Total	8,106	(8,699)	(13,142)
Financial Assets At FVOCI [Member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain or loss on disposal	(13,854)	(18,470)	(329)
Total	(13,854)	(18,470)	(329)
Derivatives [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Foreign currency differences	(22,646)	190,906	(36,052)
Gain or loss on derivative	34,935	413,480	102,116
Total	12,289	604,386	66,064
Others [Member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income	266	182	276
Interest expense	(2,394)	(2,874)	(3,343)
Total	₩ (2,128)	₩ (2,692)	₩ (3,067)